Statements of Cash Flows (CAD)	12 Months Ended			105 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Cash flows from operating activities
Net loss for the period	(310,247)	(793,120)	(940,265)	(8,846,929)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	1,000	622,364	880,312	8,020,155
Surrendered oil and gas property interests	243,242	133,630	27,580	404,452
Gain on extinguishment of debt	0	(2,446)	0	(2,446)
Changes in operating assets and liabilities:
Decrease (increase) in goods and services tax receivable	1,075	(834)	3,486	0
Decrease (increase) in prepaid expenses	(4,971)	1,155	0	(4,971)
Increase (decrease) in accounts payable	2,857	(6,082)	(9,165)	14,432
Decrease in accrued liabilities	(6,051)	(2,000)	(2,000)	(34,057)
Increase in accrued interest	3,232	1,489	0	4,721
Net cash used in operating activities	(69,863)	(45,844)	(40,052)	(444,643)
Cash flows from investing activities
Proceeds from assignment of oil and gas property interests	0	0	24,000	54,331
Expenditures on oil and gas property interests	0	(22,192)	(46,990)	(388,880)
Net cash used in investing activities	0	(22,192)	(22,990)	(334,549)
Cash flows from financing activities
Issuance of common stock for cash	35,633	0	0	270,028
Issuance of common stock upon exercise of warrants and stock options	1,000	0	60,000	411,760
Proceeds from note payable to stockholder	34,591	70,000	0	104,591
Net cash provided by financing activities	71,224	70,000	60,000	786,379
Increase (decrease) in cash	1,361	1,964	(3,042)	7,187
Cash at beginning of period	5,826	3,862	6,904
Cash at end of period	7,187	5,826	3,862	7,187
Supplemental disclosure of cash flow information:
Interest paid in cash	71	329	0	400
Income taxes paid in cash	0	0	0	0
Supplemental disclosure of non-cash transactions:
Investment in oil and gas property interest included in accounts payable	0	0	349	0
Reclass of deposit payable to note payable	24,000	0	0	24,000
Issuance of common stock for acquisition of property option	51,485	0	0	51,485